Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity [Abstract]
Stockholders' Equity
9.	Stockholders’ equity

Under the Company’s amended articles of incorporation, the Company’s authorized capital stock consists of 1,000,000,000 common shares, par value $0.01 per share, and of 20,000,000 preferred shares, par value $0.01 per share.

As part of the Spin-off discussed in Note 1, the Company issued a total of 13,065 common shares and 100,000 Series D Preferred Shares. The reported earnings per share calculations (see Note 10) give retroactive effect to the issuance of shares in connection with the Spin-off.

Common shares: Each outstanding Common Share entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of Common Shares are entitled to receive ratably all dividends, if any, declared by the Company’s Board of Directors out of funds legally available for dividends.

Reverse stock split: On December 2, 2025 and on February 12, 2026, the Company effected a 1-for-30 and a 1-for-7.8 reverse stock split of its common stock, respectively. There was no change in the number of authorized common shares of the Company, or the number of votes of the Company’s Series D Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants and exercise price of said warrants in these consolidated financial statements have been retroactively adjusted to reflect this 1-for-30 reverse stock split.

Series D preferred shares: On the spin-off date, 100,000 Series D Preferred shares were issued to the Lax Trust, which is an irrevocable trust established for the benefit of certain family members of Mr. Evangelos Pistiolis. Each Series D Preferred Share has the voting power of 1,000 of the Company’s common shares and the voting rights per share of Series D Preferred Shares are adjusted such that during the term of any facility containing a minimum voting percentage covenant, the combined voting power controlled by Mr. Evangelos J. Pistiolis or any related parties affiliated with Mr. Evangelos J. Pistiolis and the Lax Trust does not fall below a majority of the Company’s total voting power, irrespective of any new common or preferred stock issuances. Both the number of the Series D Preferred Shares and the votes per Series D Preferred Share are not adjusted in case of splits, subdivisions, reverse stock splits or combinations of the Company’s outstanding shares. The Series D Preferred Shares are not convertible into the Company’s common shares. The Series D Preferred Shares have no dividend or distribution rights.

Private Placement: On June 23, 2025, the Company entered into a share purchase agreement to sell 320 common shares at a purchase price of $4,680.00 per common share, for aggregate gross proceeds of $1,500, in a private placement (the “Private Placement”). The closing of the Private Placement was conditioned on the consummation of the Spin-Off and occurred concurrently with the Spin-Off distribution, on August 1, 2025. The Private Placement closed on August 4, 2025, the day the Company’s common shares began trading on Nasdaq under the symbol “RUBI”.

Equity Line of Credit: On July 21, 2025, the Company entered into a common shares purchase agreement (the “Equity Line Purchase Agreement”) with B. Riley Principal Capital II, LLC (the “Selling Shareholder”). Pursuant to the Equity Line Purchase Agreement, the Company has the right to sell to the Selling Shareholder, from time to time during the term of the Equity Line Purchase Agreement, up to $30,000 of its common shares, subject to certain limitations and conditions set forth in the Equity Line Purchase Agreement. Sales of the Company’s common shares pursuant to the Equity Line Purchase Agreement, and the timing of any sales, are solely at the Company’s option. The Company filed a registration statement to register the resale by the Selling Shareholder, as amended, of up to 15,500,000 of its common shares. The Company’s right to cause the Selling Shareholder to purchase its common shares is subject to certain conditions set forth in the Equity Line Purchase Agreement. As of December 31, 2025 the Company has issued 132,179 Common shares in connection with the Equity Line Purchase Agreement for gross proceeds of $4,645 net of issuance costs of $882.

November offering: On November 6, 2025, the Company closed a firm commitment underwritten public offering (the “November Offering”) of 52,629 units, each consisting of one Common Share and one Class A Warrant to purchase one Common Share (the “Class A Warrants”), at a public offering price of $142.51 per unit. Maxim Group LLC (the “representative”) acted as the representative of the underwriters.

The Company also granted the representative a 45-day option to purchase up to an additional 7,894 additional Common Shares at the offering price and/or Class A Warrants to purchase up to 7,894 Common Shares, to cover over-allotments. On November 6, 2025, the representative partially exercised its over-allotment option with respect to Class A Warrants to purchase up to 7,894 Common Shares for $18.

In addition, the Company agreed to issue to the representative warrants to purchase a number of Common Shares equal to 5.0% of the total number of Common Shares sold in the November Offering, including any Common Shares sold pursuant to the over-allotment option granted to the representative (the “November Representative Warrants”). 2,631 November Representative Warrants to purchase up to 2,631 common shares, as adjusted for certain exercise provisions (see “Class A Warrants”) were issued in connection with the closing of the November Offering.

The aggregate gross proceeds to the Company from the November Offering, before deducting underwriting discounts and other expenses payable by the Company were $7,518.

Underwriting discounts and other expenses payable by the Company directly attributable to the Company’s November offering were immediately expensed, as the Class A Warrants were classified as a liability (see section “Class A Warrants” below) since their initial estimated fair value exceeded the proceeds received. Such Equity issuance costs, amounting to $658, are included in “Interest and finance costs” in the accompanying consolidated statement of comprehensive income.

Class A Warrants. The Class A Warrants included in the units sold by the Company in its November offering were immediately exercisable upon issuance, subject to certain beneficial ownership limitations, and expire on November 6, 2030. The Class A Warrants also contain certain (i) provisions adjusting the exercise price and number of underlying common shares and (ii) mechanisms pursuant to which the holders can exercise each Class A Warrant for no additional cash consideration. Up to December 31, 2025, substantially all of the Class A Warrants had been exercised via such cashless mechanism and the Company issued 177,520 common shares. The remaining Class A Warrants can be exercised for up to 10 common shares. In connection with the November offering the Company also issued the November Representative Warrants to the representative and had substantially similar terms as the Class A Warrants. As of December 31, 2025, all the November Representative Warrants have been exercised for 9,793 Common shares.

The accounting of the Class A Warrants was assessed in accordance with the Company’s policy for financial liabilities (see Note 2) and it was determined that the Class A Warrants could not be considered indexed to the Company’s stock due to their alternative settlement method and therefore they were recorded as liabilities at fair value. The excess of such fair value over the proceeds received was recognized as a loss on derivative financial instruments in the consolidated statement of comprehensive income. Upon each settlement, the corresponding liability was derecognized, with resulting gains or losses recognized in the consolidated statement of comprehensive income, and shares issued were recorded in equity, with an allocation between par value and additional paid-in capital based on fair value of the shares issued. At the reporting date, the remaining Class A Warrants were remeasured at fair value, with changes recognized in the consolidated statement of comprehensive income. Up to December 31, 2025, substantially all of the Class A Warrants have been exercised and the Company recorded a net loss of $1,555, which is included in “Loss on derivative financial instruments” in the accompanying consolidated statements of comprehensive income. For further details about these fair value measurements please refer to Note 14 Financial Instruments and Fair Value Disclosures.

Series E Perpetual Convertible Preferred Shares:

The Series E Shares will have the following characteristics:

Conversion. Each holder of Series E Preferred Shares, at any time and from time to time, has the right, subject to certain conditions, to convert all or any portion of the Series E Preferred Shares then held by such holder into the common shares at the conversion rate then in effect. Each Series E Preferred Share is convertible into the number of the Company’s common shares equal to the quotient of $1 plus any accrued and unpaid dividends divided by the lesser of the following four prices (the “Series E Conversion Price”): (i) 120% of the closing price of the Company’s common shares on the trading day immediately preceding the first issuance of Series E Preferred Shares, (ii) 80% of the lowest daily VWAP of the Company’s common shares over the twenty consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, (iii) the conversion price or exercise price per share of any of the Company’s then outstanding convertible shares or warrants, (iv) the lowest issuance price of the Company’s common shares in any transaction from the date of the issuance of the Series E Preferred Shares onwards, but in no event will the Series E Conversion Price be less than $0.60 (the “Floor Price”). The Floor Price is adjusted (decreased) in case of splits or subdivisions of our outstanding shares and is not adjusted in case of reverse stock splits or combinations of our outstanding shares. Finally, the Series E Conversion Price is subject to appropriate adjustment in the event of certain dividends and distributions, stock combinations, reclassifications or similar events affecting the Company’s common shares.

Limitations of Conversion. Holders of the shares of Series E Preferred Shares shall be entitled to convert the Series E Preferred Shares in full, regardless of the beneficial ownership percentage of the holder after giving effect to such conversion.

Voting. The holders of Series E Preferred Shares are entitled to the voting power of one thousand (1,000) of our common shares per Series E Preferred Share. The holders of Series E Preferred Shares and the holders of our common shares shall vote together as one class on all matters submitted to a vote of our shareholders. The holders of Series E Preferred Shares have no special voting rights and their consent shall not be required for taking any corporate action.

Distributions. The holders of Series E Preferred Shares are entitled to receive certain dividends and distributions paid to holders of the Company’s common shares on an as-converted basis. Upon any liquidation, dissolution or winding up of the Company, the holders of Series E Preferred Shares shall be entitled to receive the net assets of the Company pari passu with the holders of the Company’s common shares.

Redemption. The Company, at its option shall have the right to redeem a portion or all of the outstanding Series E Preferred Shares. The Company shall pay an amount equal to one thousand dollars per each Series E Preferred Share (the “Liquidation Amount”), plus a redemption premium equal to fifteen percent (15%) of the Liquidation Amount being redeemed if that redemption takes place up to and including the first anniversary of the first issuance of Series E Preferred Shares and twenty percent (20%) of the Liquidation Amount being redeemed if that redemption takes place after the first anniversary of the first issuance of Series E Preferred Shares, plus an amount equal to any accrued and unpaid dividends on such Series E Preferred Shares (collectively referred to as the “Redemption Amount”). The Series E Preferred Shares shall not be subject to redemption in cash at the option of the holders thereof under any circumstance.

Dividends. The holders of outstanding Series E Preferred Shares shall be entitled to receive out of funds legally available for the purpose, semi-annual dividends payable in cash on the last day of June and December in each year (each such date being referred to herein as a “Semi Annual Dividend Payment Date”), commencing on the first Semi Annual Dividend Payment Date in an amount per share (rounded to the nearest cent) equal to fifteen percent  (15%) per year of the liquidation amount of the then outstanding Series E Preferred Shares computed on the basis of a 365-day year and the actual days elapsed. Accrued but unpaid dividends shall bear interest at fifteen percent (15%).

Series G Perpetual Convertible Preferred Shares:

The Series G Preferred Shares have the following characteristics:

Conversion. The Company has the right, at any time and from time to time, subject to certain conditions, to convert in whole or in part at a conversion price which is the lower of (i) 120% of the closing price of the Company’s common shares on the trading day immediately preceding the first issuance of Series G Preferred Shares, (ii) 80% of the lowest daily VWAP of the Company’s common shares over the twenty consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, (iii) the conversion price or exercise price per share of any of the Company’s then outstanding convertible shares or warrants, (iv) the lowest issuance price of the common shares in any transaction from the date of the issuance of the Series G Preferred Shares onwards, but in no event will the Series G Conversion Price be less than $0.60 (the “Floor Price”). The Floor Price is adjusted (decreased) in case of splits or subdivisions of the Company’s outstanding shares and is not adjusted in case of reverse stock splits or combinations of the Company’s outstanding shares.

 Voting. The holders of Series G Preferred Shares are entitled to the voting power of one thousand (1,000) of the Company’s common shares per Series G Preferred Share.

Redemption.The Company at its option shall have the right to redeem a portion or all of the outstanding Series G Preferred Shares. The Company shall pay an amount equal to one thousand dollars ($1,000) per each Series G Preferred Share (the “Liquidation Amount”), plus a redemption premium equal to fifteen percent (15%) of the Liquidation Amount being redeemed if that redemption takes place up to and including the first anniversary of the first issuance of Series G Preferred Shares and twenty percent (20%) of the Liquidation Amount being redeemed if that redemption takes place after the first anniversary of the first issuance of Series G Preferred Shares.

 Dividends. The holders of outstanding Series G Preferred Shares shall be entitled to receive semi-annual dividends equal to fifteen percent (15%) per year of the liquidation amount of the then outstanding Series G Preferred Shares.